Schedule of Investments (unaudited)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/23)(a)(b)	$360	$352,908
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/23)(a)	421	423,774
		776,682
Aerospace & Defense — 3.9%
Bombardier Inc., 7.50%, 03/15/25 (Call 03/15/23)(a)	1,071	1,071,942
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	570	586,661
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	965	900,577
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/23)(a)	1,157	1,160,830
TransDigm Inc., 8.00%, 12/15/25 (Call 04/08/23)(a)	1,058	1,079,795
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/23)(b)	483	410,912
		5,210,717
Airlines — 3.7%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	479	447,798
American Airlines Inc., 11.75%, 07/15/25(a)	2,440	2,717,379
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	1,071	1,093,877
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27(b)	269	249,711
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	346	339,848
		4,848,613
Auto Manufacturers — 4.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	1,100	1,079,793
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	730	678,528
3.38%, 11/13/25 (Call 10/13/25)	1,230	1,145,622
4.13%, 08/04/25	890	850,057
4.69%, 06/09/25 (Call 04/09/25)	350	339,811
5.13%, 06/16/25 (Call 05/16/25)	1,025	1,004,541
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/23)(a)	680	669,372
		5,767,724
Auto Parts & Equipment — 2.0%
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)	450	452,844
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/23)(a)	396	393,751
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/31/23)	770	797,112
ZF North America Capital Inc., 4.75%, 04/29/25(a)	1,035	1,000,731
		2,644,438
Banks — 0.4%
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/23)(a)	520	495,789

Building Materials — 0.8%
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/03/23)(a)	387	342,468
6.25%, 05/15/25 (Call 05/15/23)(a)	243	233,355
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/23)(a)	483	479,006
		1,054,829
Chemicals — 1.2%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/23)(a)(b)	627	621,601
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/23)(a)	527	496,803
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.38%, 09/01/25 (Call 09/01/23)(a)(b)	480	420,178
		1,538,582
Security	Par (000)	Value

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource
Finance Corp., 7.50%, 05/01/25 (Call 05/01/23)(a)(b)	$385	$382,467

Commercial Services — 2.5%
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(a)	495	352,534
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/23)(a)	391	386,183
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)	507	509,155
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/03/23)(a)	481	477,431
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 03/03/23)(a)	819	809,286
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	748	763,925
		3,298,514
Computers — 0.7%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 02/16/23)(a)	386	254,015
Seagate HDD Cayman, 4.75%, 01/01/25	463	454,472
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(a)(b)	277	279,709
		988,196
Distribution & Wholesale — 0.5%
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/23)(a)(b)	384	365,215
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/23)(a)	362	355,795
		721,010
Diversified Financial Services — 5.1%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	1,009	1,001,483
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	722	711,155
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/23)(a)	363	345,344
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/23)(a)	480	367,987
Navient Corp., 6.75%, 06/25/25	483	481,961
OneMain Finance Corp., 6.88%, 03/15/25	1,205	1,201,060
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/23)(a)	624	582,011
PRA Group Inc., 7.38%, 09/01/25 (Call 03/03/23)(a)	287	285,132
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/23)(a)	315	295,234
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	480	449,530
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(a)	334	337,550
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 11/15/23)(a)	768	720,169
		6,778,616
Electric — 0.9%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	398	379,807
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(a)	480	468,547
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	290	272,064
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	6	8,262
		1,128,680
Electrical Components & Equipment — 1.1%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/23)(a)	1,443	1,465,958

Electronics — 0.8%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(a)	403	380,553
Sensata Technologies BV, 5.00%, 10/01/25(a)	672	664,467
		1,045,020
Engineering & Construction — 1.3%
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	950	812,335
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(a)(b)	642	525,317
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(a)(b)	480	427,574
		1,765,226

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 6.5%
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/23)(a)	$390	$376,237
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/23)(a)	3,319	3,306,587
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)	965	965,579
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/23)(a)	964	957,348
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/23)(a)(b)	281	287,612
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	675	681,993
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/23)(a)	530	543,547
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)(b)	355	359,725
Vail Resorts Inc., 6.25%, 05/15/25 (Call 03/03/23)(a)	578	581,208
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 04/15/25 (Call 04/15/23)(a)	588	589,993
		8,649,829
Environmental Control — 0.9%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/23)(a)	724	688,517
4.25%, 06/01/25 (Call 06/01/23)(a)	480	464,621
		1,153,138
Food — 1.9%
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/23)	865	789,572
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/23)(a)(b)	511	501,511
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/23)(a)(b)	303	305,236
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/23)(a)(b)	965	966,254
		2,562,573
Food Service — 1.5%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(a)	578	569,625
6.38%, 05/01/25 (Call 05/01/23)(a)(b)	1,442	1,441,884
		2,011,509
Forest Products & Paper — 0.2%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	261	254,859

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	672	653,910

Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/23)(a)(b)	255	171,352

Health Care - Services — 2.8%
Akumin Inc., 7.00%, 11/01/25 (Call 03/03/23)(a)	455	352,643
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/23)	337	335,507
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/23)(a)	580	408,482
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/23)(a)(b)	577	562,339
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)	479	463,543
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/23)(a)	840	743,056
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)	768	626,542
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 03/03/23)(a)(b)	240	238,500
		3,730,612
Security	Par (000)	Value

Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
6.38%, 12/15/25 (Call 03/03/23)	$716	$709,828
Stena International SA, 6.13%, 02/01/25 (Call 02/01/23)(a)	335	317,376
		1,027,204
Home Builders — 0.8%
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/23)(a)	457	413,585
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	412	413,904
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/23)(a)(b)	270	235,097
		1,062,586
Household Products & Wares — 0.3%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/23)(b)	435	431,724

Housewares — 0.9%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/23)(a)	50	49,498
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/23)(a)(b)	676	613,315
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	480	469,013
		1,131,826
Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 03/03/23)(a)	890	847,565
AssuredPartners Inc., 7.00%, 08/15/25 (Call 03/03/23)(a)	479	472,677
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	386	390,366
USI Inc./NY, 6.88%, 05/01/25 (Call 03/03/23)(a)(b)	593	590,082
		2,300,690
Internet — 2.8%
Gen Digital Inc., 5.00%, 04/15/25 (Call 02/13/23)(a)	1,023	1,003,072
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	505	489,284
5.88%, 02/15/25	740	752,750
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(a)(b)	493	495,243
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/23)(a)	964	978,634
		3,718,983
Leisure Time — 2.0%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 03/03/23)(a)	407	352,474
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 06/01/23)(a)	1,339	1,436,694
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/15/23)(a)	239	218,883
13.00%, 05/15/25 (Call 05/15/23)(a)	650	689,579
		2,697,630
Lodging — 6.1%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/23)(a)	480	477,970
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	480	448,982
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 03/02/23)(b)(c)	930	877,492
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 02/13/23)(a)	480	457,863
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	650	641,472
6.75%, 05/01/25 (Call 05/01/23)	723	727,584
Sands China Ltd., 5.63%, 08/08/25 (Call 06/08/25)	1,730	1,717,700
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/23)(a)	420	396,379
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP
Gaming Finance Corp., 5.88%, 05/15/25 (Call 03/03/23)(a)	295	277,657
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	348	347,318

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	$1,786	$1,737,992
		8,108,409
Machinery — 0.3%
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/23), (13.75% PIK)(a)(d)	441	408,617

Manufacturing — 0.3%
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/23)	386	387,949

Media — 1.5%
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/23)(b)	768	652,032
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/23)(a)	1,423	1,386,571
		2,038,603
Mining — 0.8%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/23)(a)	675	671,618
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(a)(b)	420	414,540
		1,086,158
Office & Business Equipment — 0.5%
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	720	673,229

Oil & Gas — 6.6%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/23)(a)(b)	527	555,311
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/23)(a)	1,143	1,118,026
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/23)(a)	577	557,047
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)	452	456,055
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	482	467,757
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(a)	820	807,864
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	715	719,683
5.88%, 09/01/25 (Call 06/01/25)	800	809,904
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/23)(a)	279	275,035
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/23)	638	635,805
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	722	700,975
SM Energy Co., 5.63%, 06/01/25 (Call 06/01/23)	356	348,990
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)	383	380,009
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/23)(a)	340	323,163
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/23)(a)	297	305,761
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/23)(a)(b)	296	291,166
		8,752,551
Oil & Gas Services — 0.7%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/23)(a)(b)	335	318,153
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 02/13/23)(a)	470	454,913
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/23)(a)	215	203,181
		976,247
Packaging & Containers — 3.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25 (Call 04/30/23)(a)	675	661,068
Ball Corp., 5.25%, 07/01/25	965	959,895
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/23)(a)	301	287,205
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 03/03/23)(a)(b)	1,301	1,265,405
Security	Par (000)	Value

Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	$291	$282,328
6.38%, 08/15/25(a)(b)	290	284,365
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)(b)	386	384,074
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 02/13/23)(a)	249	224,596
		4,348,936
Pharmaceuticals — 1.9%
Bausch Health Cos. Inc., 5.50%, 11/01/25 (Call 03/03/23)(a)	1,690	1,432,174
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 03/03/23)(a)(b)	577	544,007
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 10.00%, 04/15/25 (Call 04/15/23)(a)	277	189,443
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/23)(a)	447	362,950
		2,528,574
Pipelines — 5.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/23)(a)	576	584,853
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	480	456,298
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/23)	482	475,348
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	408	393,577
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	385	379,179
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 10/01/23)	515	506,127
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 03/03/23)(a)	281	281,163
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/23)(a)	1,205	1,156,029
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 03/01/23)(b)	368	326,600
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	576	569,923
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	386	366,194
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/23)	249	214,162
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.50%, 10/01/25 (Call 10/01/23)(a)(b)	576	584,750
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	704	672,165
3.95%, 06/01/25 (Call 03/01/25)	384	367,964
		7,334,332
Real Estate — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/23)(a)(b)	603	542,838
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 03/03/23)(a)	568	560,940
		1,103,778
Real Estate Investment Trusts — 5.7%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/23)	479	470,081
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 04/15/23)(a)(b)	386	377,442
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)	485	481,484
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 02/16/23)(a)	336	323,329
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/23)(a)	529	492,615
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	625	581,250

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/23)(a)(b)	$624	$632,724
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	337	305,096
7.50%, 09/15/25 (Call 06/15/25)	770	758,442
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	480	464,429
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
7.88%, 02/15/25 (Call 02/15/23)(a)	2,194	2,164,842
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(a)	479	474,287
		7,526,021
Retail — 4.5%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/23)(a)	479	478,799
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/23)(a)(b)	338	341,475
Bath & Body Works Inc., 9.38%, 07/01/25(a)(b)	308	329,828
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)	426	433,174
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)	720	667,692
8.50%, 10/30/25 (Call 10/30/23)(a)(b)	610	582,397
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(a)	723	725,357
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	340	326,213
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/23)(b)	529	501,138
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	580	494,531
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/23)(a)(b)	298	196,546
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)	657	650,423
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/23)(a)	336	311,697
		6,039,270
Semiconductors — 0.3%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)(b)	435	419,784

Software — 1.6%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/23)(a)(b)	580	576,189
PTC Inc., 3.63%, 02/15/25 (Call 02/15/23)(a)	479	459,428
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)(b)	1,687	1,112,847
		2,148,464
Telecommunications — 2.9%
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/23)(a)(b)	1,252	1,185,982
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Intrado Corp., 8.50%, 10/15/25 (Call 03/03/23)(a)	$370	$333,921
Qwest Corp., 7.25%, 09/15/25	253	253,144
Sprint LLC, 7.63%, 02/15/25 (Call 11/15/24)	1,445	1,499,795
ViaSat Inc., 5.63%, 09/15/25 (Call 02/13/23)(a)(b)	676	635,528
		3,908,370
Transportation — 0.2%
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/23)(a)(b)	337	235,829

Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/23)(a)	628	607,615

Total Long-Term Investments — 97.8%
(Cost: $131,231,757)		130,102,222

Short-Term Securities

Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	17,046	17,056,459
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	640	640,000

Total Short-Term Securities — 13.3%
(Cost: $17,685,535)
		17,696,459
Total Investments — 111.1%
(Cost: $148,917,292)		147,798,681

Liabilities in Excess of Other Assets — (11.1)%		(14,807,296)

Net Assets — 100.0%		$132,991,385

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,992,444	$5,052,352	(a)	$—		$565	$11,098	$17,056,459	17,046	$38,475	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,080,000	—		(1,440,000	)(a)	—	—	640,000	640	10,211		—
						$565	$11,098	$17,696,459		$48,686		$—

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2023

Affiliates (continued)

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$130,102,222	$—	$130,102,222
Short-Term Securities
Money Market Funds	17,696,459	—	—	17,696,459
	$17,696,459	$130,102,222	$—	$147,798,681

Portfolio Abbreviation

PIK	Payment-in-kind